Credit Agreement (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 29, 2015
Debt Disclosure [Abstract]
Current borrowing capacity	$ 100	$ 20
Potential borrowing capacity, with accordian feature	$ 150